Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 40,586	$ 39,127
Less accumulated depreciation	19,357	17,677
Total premises and equipment	21,229	21,450
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	604	678
Less accumulated depreciation	97	105
Total premises and equipment held for sale	507	573
Land [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	2,645	2,568
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	84	84
Buildings [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	24,573	23,867
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	520	594
Leasehold Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	1,583	1,555
Furniture and Equipment [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 11,785	$ 11,137